Business Acquisition	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business Acquisition

13.	BUSINESS ACQUISITION

On February 1, 2018, the Company entered into a stock purchase agreement (the “Purchase Agreement”) by and among the Company, PVBJ and Benis Holdings LLC, the sole shareholder of PVBJ (“Benis Holdings”).

Pursuant to the Purchase Agreement, the Company acquired all of the issued and outstanding capital stock of PVBJ from Benis Holdings for an aggregate amount equal to (i) $221,800 (the “Cash Purchase Price”) and (ii) 444,445 shares of the Company’s common stock, par value $.0001 per share having a fair value of $1,177,779 (the “Acquisition Shares”). Pursuant to the Purchase Agreement, the Acquisition Shares were issued at closing, and the earn-out will be paid to Benis Holdings from positive earnings before taxes of PVBJ, with Benis Holdings to receive 50% of annual earnings before taxes of PVBJ until such time as Benis Holdings has received the full Cash Purchase Price.

In connection with the acquisition of PVBJ, the Company entered into an employment agreement (the “Employment Agreement”) with Paul V. Benis, Jr. to serve as an Executive Vice President of the Company for a period of three years. Pursuant to the Employment Agreement, Mr. Benis shall receive an annual salary of $150,000 and have oversight of the business operations of PVBJ.

The consideration transferred in the acquisition was as follows:

Upfront consideration	$1,177,779
Liabilities assumed	878,565
Total	$2,056,343

The acquisition accounting of PVBJ, including the fair values of working capital balances, property and equipment, identifiable intangible assets and goodwill was finalized in the fourth quarter of the year ended December 31, 2018. Management did not need to record any measurement period adjustments during the period.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash and cash equivalents	$30,408
Accounts receivable	277,338
Property and equipment, net	272,554
Customer list	102,422
Goodwill	1,373,621
Total assets acquired	2,056,344
Accounts payable	(112,590)
Debt assumed	(590,657)
Earn-out liability	(175,318)
Total liabilities assumed	(878,565)
Total net assets acquired	$1,177,779

The goodwill arising from the acquisition represents the expected synergistic benefits of the transaction, primarily related to lower future operating expenses and the knowledge and experience of the workforce in place. The goodwill is not deductible for income tax purposes.

A summary of identifiable intangible assets acquired, useful lives and amortization method is as follows:

Useful Life in	Amount	Years	Amortization Method
Customer List	$102,422	5	Straight Line
Total	$102,422

The results of PVBJ’s operations are included in the consolidated statements of operations beginning February 1, 2018. PVBJ’s net loss for year ended December 31, 2018 totaled $27,682. The net loss of the Company includes acquired intangible asset amortization of $18,777 for the year ended December 31, 2018.

For year ended December 31, 2018, acquisition related costs for the Company totaled $44,500 and are included in general and administration expenses.

Pro forma results for H/Cell Energy Corporation giving effect to the PVBJ Inc. acquisition

The following pro forma financial information presents the combined results of operations of PVBJ and the Company for the years ended December 31, 2018 and 2017. The pro forma financial information presents the results as if the acquisition had occurred as of the beginning of 2017.

The unaudited pro forma results presented include amortization charges for acquired intangible assets, interest expense and stock-based compensation expense.

Pro forma financial information is presented for informational purposes and is not indicative of the results of operations that would have been achieved if the acquisitions had taken place as of the beginning of 2017.

	Year Ended December 31, 2018	Year Ended December 31, 2017
Revenues	$7,755,567	$8,533,972
Net loss	(549,235)	(83,468)
Net loss per share:
Basic	(0.07)	(0.01)
Diluted	(0.07)	(0.01)